Group balance sheet - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Goodwill	$ 946	$ 922
Intangible assets	2,755	2,637
Property, plant and equipment	62,882	57,372
Investments in equity accounted units	3,764	3,971
Inventories	174	139
Deferred tax assets	3,385	3,102
Receivables and other assets	1,796	1,716
Tax recoverable	4	5
Other financial assets	829	635
Total non-current assets	76,535	70,499
Current assets
Inventories	3,917	3,463
Receivables and other assets	3,644	3,027
Tax recoverable	62	116
Other financial assets	2,851	2,670
Cash and cash equivalents	10,381	8,027
Total current assets	20,855	17,303
Total assets	97,390	87,802
Current liabilities
Borrowings and other financial liabilities	(607)	(1,372)
Trade and other payables	(7,421)	(6,480)
Tax payable	(1,850)	(1,874)
Provisions including post-retirement benefits	(1,729)	(1,399)
Total current liabilities	(11,607)	(11,125)
Non-current liabilities
Borrowings and other financial liabilities	(13,408)	(13,341)
Trade and other payables	(820)	(794)
Tax payable	(477)	(376)
Deferred tax liabilities	(3,239)	(3,220)
Provisions including post-retirement benefits	(15,936)	(13,704)
Total non-current liabilities	(33,880)	(31,435)
Total liabilities	(45,487)	(42,560)
Net assets	51,903	45,242
Capital and reserves
Share premium account	4,314	4,313
Other reserves	11,960	9,177
Retained earnings	26,792	23,387
Equity attributable to owners of Rio Tinto	47,054	40,532
Attributable to non-controlling interests	4,849	4,710
Total equity	51,903	45,242
Rio Tinto plc
Capital and reserves
Share capital	207	207
Rio Tinto Limited
Capital and reserves
Share capital	$ 3,781	$ 3,448